INCOME TAX (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%
Operating loss carry forward	$ 1,497,000
Net operating loss carry forwards description	Under the Tax Cuts and Jobs Act of 2017, the net operating loss carry forwards can be carried forward indefinitely, however the deductions are limited to 80% of taxable income.